Notes Payable and Long-Term Debt, Convertible Senior Notes (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) shares $ / shares
Notes Payable and Long-Term Debt [Abstract]
Strike price (in dollars per share) | $ / shares		53.86
Cap price (in dollars per share) | $ / shares		82.86
Payment for cost of capped call transactions	$ 20,530,000
Convertible Senior Notes [Member]
Notes Payable and Long-Term Debt [Abstract]
Face amount	$ 172,500,000
Interest rate	2.50%	2.50%
Maturity date		Jul. 15, 2024
Shares issued upon conversion (in shares) | shares		3,202,808
Conversion rate		18.567
Principal amount of notes to be converted		$ 1,000
Conversion price (in dollars per share) | $ / shares		$ 53.86
Debt issuance costs, amortization amount		$ 5,900,000